Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000193015 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193015 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000193015 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000193015 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193015 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193015 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000193015 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193015 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193015 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193015 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193015 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000193015 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.30%
C000193015 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000193015 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	14.10%
C000193015 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	23.10%
C000193015 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000193015 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	28.10%
C000193015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000193015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020639 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000020639 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020639 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000020639 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020639 | Trane Technologies PLCFR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020639 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000020639 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020639 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020639 | S&P Global, Inc.FR_78409V104
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020639 | Thermo Fisher Scientific, Inc.FR_883556102
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020639 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020639 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020639 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000020639 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020639 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	23.10%
C000020639 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.50%
C000020639 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	28.10%
C000020639 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000020639 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%